Impairments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020	Oct. 31, 2020
Asset Impairment Charges [Abstract]
Royalty Rate	2.00%
Impairment		$ 118,000
Impairment of definite-lived intangible assets		13,845		$ 107,400
Impairment charge of indefinite-lived trademark	$ 78,700
Intangible Assets, Net (Including Goodwill)	683,300				$ 0
Goodwill	$ 377,100	$ 718,204	$ 718,204	$ 683,327